ACCRUED EXPENSES (Details) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Accrued Expenses Details
Accrued interest	$ 29,753	$ 30,197
Wages and vacation	66,915	46,752
Commission	11,945	55,941
Professional fees	40,000	61,903
Other	339	1,852
ACCRUED EXPENSES	$ 148,952	$ 196,645